LEASING - Right-of-use assets recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ships
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January		$ 26.9
Balance as of 31 December			$ 26.9
Land and buildings.
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	$ 7.1	8.1
Balance as of 31 December	4.8	7.1	8.1
Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	0.2	0.4
Balance as of 31 December	0.2	0.2	0.4
Gross | Ships
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January		42.4	43.3
Additions			1.8
Disposals		(42.4)	(2.7)
Balance as of 31 December			42.4
Gross | Land and buildings.
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	11.7	10.4	9.9
Exchange rate adjustments	(0.1)
Additions	0.1	1.3	0.5
Disposals	(0.8)	(0.0)
Balance as of 31 December	10.9	11.7	10.4
Gross | Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	0.6	0.6	0.3
Additions	0.2	0.0	0.4
Disposals	(0.1)	(0.0)	(0.1)
Balance as of 31 December	0.7	0.6	0.6
Depreciation. | Ships
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January		(15.5)	(13.4)
Disposals		17.1	2.7
Depreciations for the year		1.6	4.8
Balance as of 31 December			(15.5)
Depreciation. | Land and buildings.
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	(4.6)	(2.3)
Disposals	0.8
Depreciations for the year	2.3	2.3	2.3
Balance as of 31 December	(6.1)	(4.6)	(2.3)
Depreciation. | Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	(0.4)	(0.2)
Disposals	0.1	(0.0)
Depreciations for the year	0.2	0.2	0.2
Balance as of 31 December	$ (0.5)	$ (0.4)	$ (0.2)